UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

June 30, 2011
unaudited

Bonds, notes & other debt instruments — 90.87%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 87.28%
CONSUMER DISCRETIONARY — 23.56%
Mandalay Resort Group 6.375% 2011	$4,150	$4,207
MGM Resorts International 6.75% 2012	57,653	58,230
MGM Resorts International 6.75% 2013	45,790	46,133
MGM Resorts International 13.00% 2013	27,275	32,525
MGM Resorts International 5.875% 2014	82,445	79,662
MGM Resorts International 10.375% 2014	10,225	11,656
MGM Resorts International 6.625% 2015	18,975	17,884
MGM Resorts International 6.875% 2016	9,000	8,482
MGM Resorts International 7.50% 2016	40,600	38,773
MGM Resorts International 11.125% 2017	18,275	20,971
MGM Resorts International 9.00% 2020	18,925	20,817
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	10,175	10,633
Charter Communications Operating, LLC, Term Loan B, 7.25% 20142,3,4	28	28
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	26,500	29,283
Charter Communications, Inc. 13.50% 2016	47,704	56,410
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	73,825
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	42,800
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,350
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	38,175	41,420
Virgin Media Finance PLC 9.125% 2016	36,015	37,996
Virgin Media Finance PLC, Series 1, 9.50% 2016	91,715	104,097
Virgin Media Secured Finance PLC 6.50% 2018	9,325	10,269
Virgin Media Finance PLC 8.375% 20191	57,435	64,327
Univision Communications Inc., Term Loan, 4.436% 20172,3,4	116,093	110,434
Univision Communications Inc. 6.875% 20191	24,650	24,527
Univision Communications Inc. 8.50% 20211	52,340	52,471
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,3,4	17,346	17,085
Michaels Stores, Inc. 0%/13.00% 20165	67,520	70,221
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,3,4	5,877	5,856
Michaels Stores, Inc. 11.375% 2016	11,000	11,770
Michaels Stores, Inc. 7.75% 20181	60,100	60,551
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,3,4	14,193	14,210
Toys “R” Us-Delaware, Inc. 7.375% 20161	19,580	19,874
Toys “R” Us Property Co. II, LLC 8.50% 2017	38,025	39,926
Toys “R” Us Property Co. I, LLC 10.75% 2017	3,875	4,330
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,4	65,650	65,175
Toys “R” Us, Inc. 7.375% 2018	9,550	9,323
Neiman Marcus Group, Inc. 10.375% 2015	34,125	36,002
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20182,3,4	102,945	101,681
Boyd Gaming Corp. 6.75% 2014	25,000	24,906
Boyd Gaming Corp. 7.125% 2016	30,615	28,395
Boyd Gaming Corp. 9.125% 20181	64,460	65,910
Needle Merger Sub Corp. 8.125% 20191	117,385	118,852
AMC Entertainment Inc. 8.00% 2014	10,175	10,251
AMC Entertainment Inc. 8.75% 2019	68,675	72,796
AMC Entertainment Inc. 9.75% 20201	31,000	31,853
Allison Transmission Holdings, Inc., Term Loan B, 2.94% 20142,3,4	31,412	30,826
Allison Transmission Holdings, Inc. 11.00% 20151	70,035	74,937
Nara Cable Funding Ltd. 8.875% 2018	€62,075	89,789
ONO Finance II PLC 10.875% 20191	$350	374
ONO Finance II PLC 11.125% 2019	€8,925	13,557
EchoStar DBS Corp 7.125% 2016	$7,000	7,420
DISH DBS Corp 7.875% 2019	13,050	14,143
DISH DBS Corp 6.75% 20211	74,265	76,493
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	67,753	69,786
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	28,037
Revel Entertainment, Term Loan B, 9.00% 20182,3,4	72,000	67,455
Revel Entertainment 12.00% 20186,7,8	33,832	30,041
J.C. Penney Co., Inc., Series A, 6.875% 2015	7,048	7,770
J.C. Penney Co., Inc. 5.75% 2018	56,187	57,311
J.C. Penney Co., Inc. 5.65% 2020	29,394	29,247
Macy’s Retail Holdings, Inc. 8.125% 20152	57,262	68,213
Federated Department Stores, Inc. 6.79% 2027	23,385	25,719
Limited Brands, Inc. 5.25% 2014	703	738
Limited Brands, Inc. 8.50% 2019	14,560	16,671
Limited Brands, Inc. 7.00% 2020	21,865	23,122
Limited Brands, Inc. 6.625% 2021	51,956	53,385
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	82,450	90,283
Cinemark USA, Inc., Term Loan, 3.44% 20162,3,4	5,480	5,507
Cinemark USA, Inc. 8.625% 2019	71,411	78,552
Burger King Corp. 9.875% 2018	28,250	30,228
Burger King Corp 0%/11.00% 20191,5	76,125	44,343
Hanesbrands Inc., Series B, 3.77% 20142	45,550	45,493
Hanesbrands Inc. 8.00% 2016	18,350	19,680
Hanesbrands Inc. 6.375% 2020	9,000	8,775
Bon-Ton Department Stores, Inc. 10.25% 2014	69,775	70,124
CityCenter Holdings, LLC 7.625% 20161	36,410	37,775
CityCenter Holdings, LLC 11.50% 20171,7	27,000	27,955
PETCO Animal Supplies, Inc. 9.25% 20181	59,900	63,943
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	3,400	3,719
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	50,250	54,835
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,290
Royal Caribbean Cruises Ltd. 11.875% 2015	42,475	52,563
Regal Entertainment Group 9.125% 2018	17,450	18,148
Regal Cinemas Corp. 8.625% 2019	34,455	36,350
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,641
CSC Holdings, Inc. 8.50% 2014	28,850	32,096
CSC Holdings, Inc. 8.50% 2015	3,500	3,798
CSC Holdings, Inc. 8.625% 2019	11,400	12,911
Tower Automotive Holdings 10.625% 20171	48,696	52,713
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	40,750	42,584
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	8,292	8,893
Dollar General Corp., Term Loan B2, 2.936% 20142,3,4	4,268	4,267
Dollar General Corp. 10.625% 2015	21,363	22,563
Dollar General Corp. 11.875% 20172,7	21,283	24,369
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,4	37,524	37,547
Burlington Coat Factory Warehouse Corp. 10.00% 20191	9,550	9,502
Technical Olympic USA, Inc. 9.00% 20108,9	22,486	14,773
Technical Olympic USA, Inc. 9.00% 20108,9	7,325	4,813
Technical Olympic USA, Inc. 9.25% 20111,8,9	36,325	23,866
Jaguar land Rover PLC 7.75% 20181	12,600	12,726
Jaguar land Rover PLC 8.125% 20211	27,430	27,773
Local T.V. Finance LLC, Term Loan B, 2.19% 20132,3,4	8,161	8,003
Local T.V. Finance LLC 9.25% 20151,2,7	31,914	32,113
Radio One, Inc., Term Loan B, 7.50% 20162,3,4	39,292	39,727
Mohegan Tribal Gaming Authority 8.00% 2012	17,950	14,629
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,023
Mohegan Tribal Gaming Authority 7.125% 2014	24,600	17,097
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	4,573
Fox Acquisition LLC 13.375% 20161	29,170	32,379
NCL Corp. Ltd. 11.75% 2016	18,925	21,906
NCL Corp. Ltd. 9.50% 20181	9,725	10,406
LBI Media, Inc. 8.50% 20171	40,150	31,719
Vidéotron Ltée 6.875% 2014	6,780	6,890
Vidéotron Ltée 6.375% 2015	3,720	3,855
Quebecor Media Inc. 7.75% 2016	13,600	14,127
Quebecor Media Inc. 7.75% 2016	4,375	4,545
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	26,630
Jarden Corp. 8.00% 2016	23,250	25,343
Marina District Finance 9.50% 20151	7,000	7,315
Marina District Finance 9.875% 20181	16,500	17,201
Allbritton Communications Co. 8.00% 2018	22,000	22,495
Cumulus Media Inc. 7.75% 20191	22,000	21,340
DineEquity, Inc. 9.50% 20181	19,200	20,928
UPC Germany GmbH 8.125% 20171	2,300	2,455
UPC Germany GmbH 9.625% 2019	€10,800	17,071
Seneca Gaming Corp. 8.25% 20181	$16,750	17,378
Education Management LLC and Education Management Finance Corp. 8.75% 2014	16,245	16,712
NAI Entertainment Holdings LLC 8.25% 20171	15,000	16,163
Lamar Media Corp. 7.875% 2018	13,525	14,235
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20171	13,250	13,846
Gymboree Corp., Term Loan 1L, 5.00% 20182,3,4	14,030	13,611
Kabel BW Erste Beteiligu 7.50% 2019	€7,250	10,868
Gray Television, Inc. 10.50% 2015	$9,175	9,588
Clear Channel Communications, Inc. 5.00% 2012	9,240	9,309
Seminole Tribe of Florida 7.804% 20201,3	8,935	8,790
Meritage Corp. 7.731% 20171	9,000	8,325
Chrysler Group, Term Loan B, 6.00% 20172,3,4	7,750	7,586
Ford Motor Co. 9.50% 2011	1,000	1,015
FCE Bank PLC 7.125% 2013	€3,550	5,341
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	$5,700	6,341
Warner Music Group 7.375% 2014	6,090	6,197
Phillips-Van Heusen Co. 7.375% 2020	5,000	5,375
Tenneco Inc. 6.875% 2020	4,300	4,397
Marks and Spencer Group PLC 7.125% 20371	4,270	4,235
Grupo Televisa, SAB 6.625% 2040	2,500	2,644
Time Warner Cable Inc. 7.50% 2014	750	865
Cox Communications, Inc. 5.45% 2014	390	435
KAC Acquisition Corp. 8.00% 20261,7,8	256	—
		4,221,635

FINANCIALS — 11.04%
CIT Group Inc., Series A, 7.00% 20143	54,094	54,838
CIT Group Inc., Term Loan 3, 6.25% 20152,3,4	18,147	18,281
CIT Group Inc., Series A, 7.00% 2015	186,963	187,664
CIT Group Inc., Series A, 7.00% 2016	189,740	189,266
Realogy Corp. 10.50% 2014	1,000	995
Realogy Corp., Letter of Credit, 3.223% 20162,3,4	14,020	12,618
Realogy Corp., Term Loan B, 4.518% 20162,3,4	137,265	123,538
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	147,699	157,632
Realogy Corp. 7.875% 20191	135,935	135,255
Liberty Mutual Group Inc. 6.50% 20351	18,000	16,779
Liberty Mutual Group Inc., Series B, 7.00% 20671,2	11,185	10,700
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	54,093	54,499
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	47,950	64,133
Regions Financial Corp. 6.375% 2012	20,213	20,655
Regions Financial Corp. 7.75% 2014	36,979	39,208
Regions Financial Corp. 5.20% 2015	3,600	3,475
Regions Financial Corp. 5.75% 2015	5,024	4,953
Regions Bank 7.50% 2018	20,525	21,492
Host Hotels & Resorts, LP, Series S, 6.875% 2014	11,150	11,484
Host Marriott, LP, Series O, 6.375% 2015	10,725	10,993
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	19,012
Host Hotels & Resorts LP 9.00% 2017	20,850	23,560
Host Hotels & Resorts LP 5.875% 20191	20,100	20,226
Host Hotels & Resorts LP 6.00% 2020	4,000	4,030
Springleaf Finance Corp., Series I, 5.85% 2013	5,000	4,962
Springleaf Finance Corp., Series I, 5.40% 2015	13,888	12,777
Springleaf Finance Corp., Term Loan B, 5.50% 20172,3,4	37,290	36,605
Springleaf Finance Corp., Series J, 6.90% 2017	20,000	18,450
HBOS PLC 6.75% 20181	26,925	25,946
LBG Capital No.1 PLC, Series 2, 7.875% 20201	29,490	27,868
Lloyds TSB Bank PLC 6.375% 2021	1,250	1,304
HBOS PLC 6.00% 20331	9,060	6,924
Developers Diversified Realty Corp. 5.50% 2015	2,470	2,634
Developers Diversified Realty Corp. 9.625% 2016	29,716	35,891
Developers Diversified Realty Corp. 7.50% 2017	9,940	11,270
Developers Diversified Realty Corp. 7.875% 2020	6,040	6,937
Rouse Co. 7.20% 2012	12,145	12,707
Rouse Co. 5.375% 2013	22,130	22,324
Rouse Co. 6.75% 20131	17,950	18,646
MetLife Capital Trust IV 7.875% 20671,2	14,950	15,693
MetLife Capital Trust X 9.25% 20681,2	22,500	27,562
MetLife Inc. 10.75% 20692	7,000	9,878
Ford Motor Credit Co. 7.25% 2011	8,000	8,121
Ford Motor Credit Co. 7.50% 2012	5,000	5,237
Ford Motor Credit Co. 7.80% 2012	2,000	2,092
Ford Motor Credit Co. 8.70% 2014	2,000	2,244
Ford Motor Credit Co. 5.625% 2015	2,000	2,075
Ford Motor Credit Co. 7.00% 2015	6,000	6,496
Ford Motor Credit Co. 8.00% 2016	13,950	15,721
Ford Motor Credit Co. 6.625% 2017	5,150	5,482
International Lease Finance Corp. 5.00% 2012	4,930	5,016
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,035
International Lease Finance Corp. 8.625% 2015	20,000	21,750
International Lease Finance Corp. 5.75% 2016	9,000	8,872
Hospitality Properties Trust 7.875% 2014	4,090	4,618
Hospitality Properties Trust 5.125% 2015	4,410	4,644
Hospitality Properties Trust 6.30% 2016	5,940	6,494
Hospitality Properties Trust 5.625% 2017	8,870	9,183
Hospitality Properties Trust 6.70% 2018	9,595	10,298
Zions Bancorporation 5.65% 2014	9,165	9,486
Zions Bancorporation 7.75% 2014	5,530	6,068
Zions Bancorporation 6.00% 2015	17,002	17,712
Genworth Financial, Inc. 7.625% 2021	16,000	16,215
Genworth Financial, Inc. 6.15% 20662	22,500	16,481
Royal Bank of Scotland Group PLC 5.05% 2015	3,581	3,564
Royal Bank of Scotland Group PLC 4.70% 2018	18,909	16,382
Royal Bank of Scotland Group PLC 6.99% (undated)1,2	10,755	9,733
Prologis, Inc. 6.25% 2017	2,750	3,042
Prologis, Inc. 6.625% 2018	8,570	9,488
Prologis, Inc. 7.375% 2019	7,120	8,132
Prologis, Inc. 6.875% 2020	6,580	7,278
Lazard Group LLC 7.125% 2015	22,000	24,776
National City Preferred Capital Trust I 12.00% (undated)2	20,000	21,800
Synovus Financial Corp. 4.875% 2013	3,355	3,185
Synovus Financial Corp. 5.125% 2017	19,612	17,868
ACE Cash Express, Inc. 11.00% 20191	17,300	17,430
Unum Group 7.125% 2016	12,425	14,278
Unum Group 5.625% 2020	1,155	1,212
Community Choice Financial 10.75% 20191	14,125	14,407
Associated Banc-Corp 5.125% 2016	12,700	13,266
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	12,557
Brandywine Operating Partnership, LP 7.50% 2015	7,000	8,035
Brandywine Operating Partnership, LP 4.95% 2018	2,830	2,873
BBVA Bancomer SA 7.25% 20201	2,805	2,952
BBVA Bancomer SA 6.50% 20211	7,200	7,380
Capital One Capital V 10.25% 2039	8,365	8,919
HSBK (Europe) BV 7.25% 20211	8,545	8,685
QBE Capital Funding III LP 7.25% 20411	7,650	7,689
Citigroup Capital XXI 8.30% 20772	6,500	6,662
Société Générale 5.75% 20161	6,000	6,001
Banco Mercantil del Norte, SA 6.135% 20161,2	3,500	3,509
Banco Mercantil del Norte, SA 6.862% 20211,2	2,000	2,055
VEB Finance Ltd. 6.902% 20201	4,950	5,292
Banco de Crédito del Perú 5.375% 20201	5,000	4,787
Barclays Bank PLC 5.14% 2020	5,000	4,751
Ally Financial Inc. 6.875% 2012	1,468	1,523
Ally Financial Inc. 7.00% 2012	2,945	3,008
Allstate Corp., Series B, 6.125% 20672	2,530	2,520
Banco del Estado de Chile 4.125% 20201	2,500	2,420
Development Bank of Kazakhstan 5.50% 20151	1,475	1,527
		1,977,990

TELECOMMUNICATION SERVICES — 10.72%
Sprint Capital Corp. 8.375% 2012	23,680	24,746
Nextel Communications, Inc., Series E, 6.875% 2013	46,088	46,607
Nextel Communications, Inc., Series F, 5.95% 2014	117,065	117,504
Nextel Communications, Inc., Series D, 7.375% 2015	178,423	179,315
Sprint Nextel Corp. 6.00% 2016	12,000	12,045
Sprint Capital Corp. 8.75% 2032	3,000	3,263
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	89,790	96,636
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	79,295	85,341
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20171	87,930	92,327
Cricket Communications, Inc. 10.00% 2015	29,245	31,658
Cricket Communications, Inc. 7.75% 2016	152,790	162,721
Cricket Communications, Inc. 7.75% 2020	20,000	19,650
Wind Acquisition SA 11.75% 20171	116,530	132,553
Wind Acquisition SA 7.25% 20181	19,530	20,360
Wind Acquisition SA 7.375% 2018	€21,915	32,733
LightSquared, Term Loan B, 12.00% 20143,4,7	$163,480	157,759
Digicel Group Ltd. 12.00% 20141	61,825	72,106
Digicel Group Ltd. 12.00% 2014	600	700
Digicel Group Ltd. 8.875% 20151	47,975	49,294
Digicel Group Ltd. 8.875% 2015	10,015	10,290
Digicel Group Ltd. 10.50% 20181	10,450	11,756
Frontier Communications Corp. 7.875% 2015	19,800	21,582
Frontier Communications Corp. 8.25% 2017	54,400	59,432
Frontier Communications Corp. 8.50% 2020	29,150	31,919
Frontier Communications Corp. 8.75% 2022	11,625	12,729
Vodafone Group PLC, Term Loan, 6.875% 20153,4,7,8	71,847	74,361
Vodafone Group PLC, Term Loan B, 6.25% 20163,4,7,8	44,900	45,349
Trilogy International Partners, LLC, 10.25% 20161	85,890	87,608
Level 3 Financing, Inc. 9.25% 2014	2,582	2,669
Level 3 Escrow Inc. 8.125% 20191	56,100	56,521
Crown Castle International Corp. 9.00% 2015	29,475	32,128
Crown Castle International Corp. 7.75% 20171	11,150	12,126
Crown Castle International Corp. 7.125% 2019	2,900	3,067
Intelsat Jackson Holding Co. 9.50% 2016	15,425	16,216
Intelsat Jackson Holding Co. 8.50% 2019	20,250	21,516
American Tower Corp. 7.00% 2017	21,825	24,722
American Tower Corp. 7.25% 2019	11,225	12,720
Sorenson Communications 10.50% 20151	20,700	14,024
SBA Telecommunications, Inc. 8.00% 2016	12,850	13,733
América Móvil, SAB de CV 5.00% 2020	4,350	4,560
América Móvil, SAB de CV 8.46% 2036	MXN65,000	5,119
Syniverse Holdings, Inc. 9.125% 20191	$4,600	4,807
Hawaiian Telcom, Inc. 9.00% 20152,3,4,7	4,518	4,650
		1,920,922

INDUSTRIALS — 10.23%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.146% 20142,3,4	7,942	6,703
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.186% 20142,3,4	136,605	115,293
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,4	22,071	22,297
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	6,335
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,7	54,450	43,015
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	920
US Investigations Services, Inc., Term Loan B, 2.997% 20152,3,4	6,987	6,878
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,4	57,418	57,777
US Investigations Services, Inc. 10.50% 20151	48,330	50,263
US Investigations Services, Inc. 11.75% 20161	17,700	18,674
CEVA Group PLC, Bridge Loan, 9.75% 20152,3,4,8	56,263	50,496
CEVA Group PLC 11.625% 20161	16,330	17,841
CEVA Group PLC 8.375% 20171	24,275	24,670
CEVA Group PLC 11.50% 20181	37,657	39,822
Ply Gem Industries, Inc. 13.125% 2014	13,415	14,153
Ply Gem Industries, Inc. 8.25% 20181	124,110	118,215
Associated Materials, LLC 9.125% 20171	113,065	113,065
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.28% 20142,3,4	11,935	11,868
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.28% 20142,3,4	11,467	11,403
DAE Aviation Holdings, Inc. 11.25% 20151	80,629	84,257
ARAMARK Corp. 3.773% 20152	29,270	28,611
ARAMARK Corp. 8.50% 2015	51,370	53,617
ARAMARK Corp. 8.625% 20161,7	23,800	24,336
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	9,591	11,245
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	41,132	48,330
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,4,8	28,000	30,520
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20181	8,700	9,179
Continental Airlines, Inc. 8.75% 2011	14,425	14,750
United Air Lines, Inc., Term Loan B, 2.188% 20142,3,4	29,535	28,206
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20063,8,9	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	2,370	2,370
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	4,123	4,061
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	3,355	3,339
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	4,407	4,674
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	1,061	1,069
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	3,305	3,475
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	744	725
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20203	10,943	10,861
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	8,421	8,084
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	4,585	4,814
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	2,487	2,654
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	288	311
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	5,655	5,740
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	2,884	2,889
Nortek Inc. 10.00% 20181,10	50,485	50,737
Nortek Inc. 8.50% 20211,10	48,440	45,049
Northwest Airlines, Inc., Term Loan B, 3.75% 20132,3,4	8,470	8,131
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	2,500	2,519
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	15,353	15,699
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20151,3	7,650	7,268
Northwest Airlines, Inc., Term Loan A, 2.00% 20182,3,4	9,619	8,754
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	28,993	29,355
Esterline Technologies Corp. 6.625% 2017	21,562	22,425
Esterline Technologies Corp. 7.00% 2020	43,790	46,089
TransDigm Inc. 7.75% 20181	57,495	60,657
Euramax International, Inc. 9.50% 20161	55,185	53,805
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	33,620	33,284
Navios Maritime Holdings Inc. 8.125% 20191	16,275	15,705
Navios South American Logistics Inc. 9.25% 20191	3,225	3,265
Ashtead Capital, Inc. 9.00% 20161	48,955	51,280
RBS Global, Inc. and Rexnord LLC 11.75% 2016	3,525	3,745
RBS Global, Inc. and Rexnord LLC 8.50% 2018	39,800	42,238
AMR Corp. 9.00% 2012	16,155	16,397
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	1,300	1,320
AMR Corp. 9.00% 2016	1,475	1,449
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	6,428	5,496
AMR Corp. 9.88% 2020	1,275	1,157
AMR Corp. 9.80% 2021	2,555	2,319
AMR Corp. 10.00% 2021	9,000	8,168
RailAmerica, Inc. 9.25% 2017	32,324	35,637
H&E Equipment Services, Inc. 8.375% 2016	22,775	23,401
Kansas City Southern Railway Co. 13.00% 2013	2,710	3,167
Kansas City Southern Railway Co. 8.00% 2015	15,892	17,124
Sequa Corp., Term Loan B, 3.50% 20142,3,4	17,868	17,638
Manitowoc Company, Inc. 8.50% 2020	15,250	16,356
Baker Corp. 8.25% 20191	14,400	14,328
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	2,960	3,049
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 2021	11,125	11,125
CMA CGM 8.50% 20171	12,800	10,816
Florida East Coast Railway 8.125% 20171	9,550	9,908
Huntington Ingalls Industries Inc. 6.875% 20181	4,190	4,316
Huntington Ingalls Industries Inc. 7.125% 20211	4,630	4,815
Odebrecht Finance Ltd 6.00% 20231	4,800	4,794
Allied Waste North America, Inc. 6.875% 2017	2,800	3,038
		1,833,628

HEALTH CARE — 8.44%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	90,830	94,917
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	119,660	126,391
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	45,885	48,351
Quintiles Transnational 9.50% 20141,2,7	53,405	54,874
Quintiles, Term Loan B, 5.00% 20182,3,4	129,260	128,674
VWR Funding, Inc., Series B, 10.25% 20152,7	138,533	145,460
PTS Acquisition Corp. 9.50% 20152,7	120,218	120,819
PTS Acquisition Corp. 9.75% 2017	€12,250	17,942
Tenet Healthcare Corp. 7.375% 2013	$71,295	74,147
Tenet Healthcare Corp. 9.25% 2015	48,935	53,767
Bausch & Lomb Inc. 9.875% 2015	64,975	69,198
Symbion Inc 8.00% 20161	64,460	63,332
HCA Inc. 6.375% 2015	25,530	26,168
HCA Inc. 9.25% 2016	5,725	6,104
HCA Inc. 9.625% 20162,7	8,388	8,944
HCA Inc., Term Loan B2, 3.496% 20172,3,4	7,015	6,932
HCA Inc. 7.875% 2020	5,050	5,505
HCA Inc. 7.75% 20211	5,000	5,213
Patheon Inc. 8.625% 20171	50,021	50,896
Surgical Care Affiliates, Inc. 8.875% 20151,2,7	28,684	29,760
Surgical Care Affiliates, Inc. 10.00% 20171	19,430	20,159
Merge Healthcare Inc 11.75% 2015	27,425	29,482
Merge Healthcare Inc. 11.75% 20151	14,075	15,131
inVentiv Health Inc. 10.00% 20181	46,600	44,270
Vanguard Health Systems Inc. 0% 2016	63,925	42,430
Grifols Inc 8.25% 20181	35,155	36,825
Centene Corp. 5.75% 2017	35,175	34,603
Rotech Healthcare Inc. 10.50% 20181	31,395	30,453
Multiplan Inc. 9.875% 20181	25,990	27,744
Endo Pharmaceuticals Holdings Inc. 7.00% 20191	11,570	11,917
Endo Pharmaceuticals Holdings Inc. 7.00% 20201	13,700	14,145
Boston Scientific Corp. 5.125% 2017	3,090	3,270
Boston Scientific Corp. 6.00% 2020	15,086	16,359
HealthSouth Corp. 10.75% 2016	18,053	19,136
ConvaTec Healthcare 10.50% 20181	13,100	13,624
Accellent Inc. 8.375% 2017	7,500	7,791
DJO Finance LLC and DJO Finance Corp. 7.75% 20181	3,900	3,900
Health Management Associates, Inc. 6.125% 2016	3,000	3,127
		1,511,760

INFORMATION TECHNOLOGY — 8.02%
First Data Corp., Term Loan B2, 2.936% 20142,3,4	69,455	64,459
First Data Corp. 9.875% 2015	20,387	20,795
First Data Corp. 9.875% 2015	1,046	1,080
First Data Corp. 10.55% 20157	24,805	25,161
First Data Corp. 11.25% 2016	49,420	48,926
First Data Corp. 8.25% 20211	79,972	78,772
First Data Corp. 12.625% 20211	177,812	191,148
First Data Corp. 8.75% 20221,2,7	106,127	104,270
Freescale Semiconductor, Inc. 8.875% 2014	34,320	35,950
Freescale Semiconductor, Inc. 9.125% 20142,7	105,185	110,576
Freescale Semiconductor, Inc., Term Loan, 4.441% 20162,3,4	19,799	19,718
Freescale Semiconductor, Inc. 10.125% 2016	117,872	127,449
Freescale Semiconductor, Inc. 9.25% 20181	44,575	48,252
Freescale Semiconductor, Inc. 10.125% 20181	59,025	65,813
NXP BV and NXP Funding LLC 3.028% 20132	4,664	4,658
NXP BV and NXP Funding LLC 4.077% 20132,3	€28,843	41,723
NXP BV and NXP Funding LLC 10.00% 20136	$77,049	87,547
NXP BV and NXP Funding LLC 8.625% 2015	€16,950	25,748
NXP BV and NXP Funding LLC 9.50% 2015	$22,990	24,427
NXP BV and NXP Funding LLC 9.75% 20181	75,650	85,106
Sanmina-SCI Corp. 2.997% 20141,2	21,980	21,925
Sanmina-SCI Corp. 8.125% 2016	25,582	26,701
SunGard Data Systems Inc. 10.625% 2015	6,250	6,797
SunGard Data Systems Inc. 7.375% 2018	14,900	14,974
SunGard Data Systems Inc. 7.625% 2020	23,484	23,836
EH Holding Corp. 6.50% 20191	11,500	11,759
EH Holding Corp. 7.625% 20211	23,825	24,421
Jabil Circuit, Inc. 8.25% 2018	22,415	25,721
Jabil Circuit, Inc. 5.625% 2020	6,000	5,910
Advanced Micro Devices, Inc. 8.125% 2017	21,050	22,102
Advanced Micro Devices, Inc. 7.75% 2020	3,750	3,881
Serena Software, Inc. 10.375% 2016	24,540	25,859
Ceridian Corp. 11.25% 2015	11,000	11,055
		1,436,519

MATERIALS — 4.54%
Reynolds Group 8.50% 20161	46,780	49,002
Reynolds Group 8.75% 20181	24,315	24,011
Reynolds Group 7.125% 20191	25,850	25,785
Reynolds Group 9.00% 20191	22,570	22,401
Georgia Gulf Corp. 10.75% 201610	5,388	5,657
Georgia Gulf Corp. 9.00% 20171,10	92,160	98,611
Ardagh Packaging Finance 7.375% 2017	€16,400	23,991
Ardagh Packaging Finance 7.375% 20171	$3,250	3,364
Ardagh Packaging Finance 11.125% 20181,7	11,765	11,910
Ardagh Packaging Finance 9.125% 20201	7,900	8,354
Ardagh Packaging Finance 9.25% 2020	€1,400	2,078
Ball Corp. 7.125% 2016	$15,285	16,737
Ball Corp. 6.75% 2020	4,885	5,209
Ball Corp. 5.75% 2021	21,080	21,185
Nalco Co. 8.25% 2017	26,500	29,084
Nalco Co. 6.625% 20191	12,990	13,380
Smurfit Kappa Acquisition 7.75% 2019	€11,610	17,468
Smurfit Capital Funding PLC 7.50% 2025	$25,515	24,750
MacDermid 9.50% 20171	40,136	41,942
Packaging Dynamics Corp. 8.75% 20161	34,205	34,889
CEMEX Finance LLC 9.50% 20161	18,150	18,853
CEMEX Finance LLC 9.50% 2016	6,850	7,115
CEMEX SA 9.25% 20201	7,635	7,597
International Paper Co. 7.95% 2018	20,575	24,532
International Paper Co. 9.375% 2019	5,330	6,816
Graphic Packaging International, Inc. 9.50% 2017	17,445	19,190
Graphic Packaging International, Inc. 7.875% 2018	8,965	9,548
Consolidated Minerals Ltd. 8.875% 20161	26,275	25,947
Newpage Corp. 11.375% 2014	24,215	22,702
Rockwood Specialties Group, Inc. 7.50% 2014	10,215	10,496
Rockwood Specialties Group, Inc. 7.625% 2014	€8,035	11,885
Mirabela Nickel Ltd. 8.75% 20181	$21,025	21,025
Owens-Brockway Glass Container Inc. 7.375% 2016	19,095	20,861
Sappi Papier Holding GmbH 6.625% 2018	€5,850	8,462
Sappi Papier Holding GmbH 6.625% 20211	$12,245	11,970
JMC Steel Group Inc. 8.25% 20181	17,650	18,003
FMG Resources 7.00% 20151	16,475	16,887
Dow Chemical Co. 7.60% 2014	13,000	15,085
LBI Escrow Corp 8.00% 20171	12,766	14,234
Fibria Overseas Finance Ltd. 6.75% 20211	13,400	14,104
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	12,175	13,316
OMNOVA Solutions Inc. 7.875% 20181	11,800	11,402
Solutia Inc. 8.75% 2017	2,960	3,226
		813,064

ENERGY — 3.80%
Petroplus Finance Ltd. 6.75% 20141	71,067	70,001
Petroplus Finance Ltd. 7.00% 20171	107,038	101,151
Petroplus Finance Ltd. 9.375% 20191	30,810	31,118
Arch Coal, Inc. 8.75% 2016	12,560	13,690
Arch Coal, Inc. 7.00% 20191	39,150	39,248
Arch Coal, Inc. 7.25% 20211	40,400	40,653
Alpha Natural Resources, Inc. 6.00% 2019	30,375	30,451
Alpha Natural Resources, Inc. 6.25% 2021	21,225	21,437
Laredo Petroleum, Inc. 9.50% 20191	47,100	49,808
Energy Transfer Partners, LP 7.50% 2020	34,875	37,142
CONSOL Energy Inc. 8.00% 2017	24,690	27,036
CONSOL Energy Inc. 8.25% 2020	8,850	9,691
TransCanada PipeLines Ltd. 6.35% 20672	22,645	22,792
Overseas Shipholding Group, Inc. 8.125% 2018	20,725	20,440
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	17,370	18,412
Teekay Corp. 8.50% 2020	16,335	16,948
Concho Resources Inc. 8.625% 2017	3,300	3,613
Concho Resources Inc. 7.00% 2021	12,400	12,865
General Maritime Corp. 12.00% 2017	19,450	15,852
Denbury Resources Inc. 9.75% 2016	7,400	8,307
Denbury Resources Inc. 8.25% 2020	6,088	6,666
Williams Companies, Inc. 8.75% 2032	10,638	13,563
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,444
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	6,884
Enterprise Products Operating LLC 7.00% 20672	10,055	10,065
Continental Resources Inc. 8.25% 2019	1,800	1,975
Continental Resources Inc. 7.375% 2020	700	747
Continental Resources Inc. 7.125% 2021	5,000	5,300
Enbridge Energy Partners, LP 8.05% 20772	7,220	7,843
Petrobras International 5.75% 2020	2,780	2,979
Petrobras International 6.875% 2040	4,130	4,418
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	5,902
Forest Oil Corp. 8.50% 2014	1,500	1,635
Forest Oil Corp. 7.25% 2019	4,000	4,100
Reliance Holdings Ltd. 6.25% 20401	5,000	4,628
Gazprom OJSC 5.092% 20151	2,340	2,452
Gazprom OJSC 7.288% 20371	1,800	1,971
Anadarko Petroleum Corp. 8.70% 2019	1,095	1,397
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,525
		681,149

CONSUMER STAPLES — 3.71%
SUPERVALU INC. 7.50% 2012	3,860	3,995
Albertson’s, Inc. 7.25% 2013	4,990	5,127
SUPERVALU INC. 7.50% 2014	25,950	26,080
SUPERVALU INC. 8.00% 2016	81,860	83,907
Albertson’s, Inc. 7.45% 2029	2,684	2,234
Albertson’s, Inc. 8.00% 2031	26,420	22,655
Rite Aid Corp. 9.75% 2016	22,200	24,614
Rite Aid Corp. 10.375% 2016	13,700	14,625
Rite Aid Corp. 10.25% 2019	30,345	33,531
Rite Aid Corp. 8.00% 2020	41,150	44,545
Stater Bros. Holdings Inc. 7.75% 2015	42,630	44,335
Stater Bros. Holdings Inc. 7.375% 20181	20,125	20,980
C&S Group Enterprises LLC 8.375% 20171	55,870	57,476
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	51,959	55,401
Ingles Markets, Inc. 8.875% 2017	38,775	41,683
BFF International Ltd. 7.25% 20201	28,950	31,194
Smithfield Foods, Inc., Series B, 7.75% 2013	2,776	3,026
Smithfield Foods, Inc. 10.00% 2014	12,799	14,911
Smithfield Foods, Inc. 7.75% 2017	9,350	9,747
Constellation Brands, Inc. 8.375% 2014	4,650	5,313
Constellation Brands, Inc. 7.25% 2017	17,500	19,119
Cott Beverages Inc. 8.375% 2017	8,700	9,157
Cott Beverages Inc. 8.125% 2018	13,325	14,025
Spectrum Brands Inc. 9.50% 20181	18,950	20,845
Tyson Foods, Inc. 10.50% 2014	16,525	19,706
CEDC Finance Corp. 9.125% 20161	11,500	10,551
Pilgrim’s Pride Corp. 7.875% 20181	10,000	9,300
Del Monte Foods Co. 7.625% 20191	8,475	8,602
TreeHouse Foods, Inc. 7.75% 2018	7,400	7,881
		664,565

UTILITIES — 3.22%
Edison Mission Energy 7.50% 2013	40,575	41,031
Edison Mission Energy 7.75% 2016	12,825	11,607
Midwest Generation, LLC, Series B, 8.56% 20163	34,602	35,813
Edison Mission Energy 7.00% 2017	27,195	22,164
Edison Mission Energy 7.20% 2019	42,500	34,000
Homer City Funding LLC 8.734% 20263	7,792	7,052
Edison Mission Energy 7.625% 2027	43,780	32,397
TXU, Term Loan, 3.69% 20142,3,4	9,397	7,965
TXU, Term Loan, 4.768% 20172,3,4	84,978	66,631
Texas Competitive Electric Holdings Co. LLC, 11.50% 20201	24,700	24,391
AES Gener SA 7.50% 2014	11,750	13,018
AES Corp. 7.75% 2015	5,575	5,979
AES Corp. 8.00% 2017	34,000	36,210
AES Corp. 8.00% 2020	13,300	14,231
AES Corp. 7.375% 20211	13,225	13,440
Intergen Power 9.00% 20171	71,950	76,447
NRG Energy, Inc. 7.375% 2017	42,835	44,977
NRG Energy, Inc. 8.25% 2020	6,000	6,150
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	548
Sierra Pacific Resources 6.75% 2017	14,385	14,807
NV Energy, Inc 6.25% 2020	22,150	23,366
CMS Energy Corp. 2.75% 2014	2,000	2,012
CMS Energy Corp. 4.25% 2015	7,025	7,261
CMC Energy Corp. 6.55% 2017	6,400	7,202
CMS Energy Corp. 5.05% 2018	3,000	3,098
CMS Energy Corp. 8.75% 2019	8,575	10,510
CMS Energy Corp. 6.25% 2020	5,700	6,094
Enersis SA 7.375% 2014	5,000	5,592
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	2,000	2,167
		576,160

Total corporate bonds, notes & loans		15,637,392

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.55%
Brazil (Federal Republic of) 10.00% 2017	BRL35,620	20,666
Brazil (Federal Republic of) 6.00% 201711	24,499	15,461
Brazil (Federal Republic of) Global 8.00% 20183	$3,181	3,833
Brazil (Federal Republic of) Global 4.875% 2021	3,100	3,331
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	10,524
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	3,100
Brazil (Federal Republic of) 6.00% 204511	BRL20,432	13,456
Turkey (Republic of) 16.00% 2012	TRY 8,000	5,172
Turkey (Republic of) 4.00% 201511	22,903	15,154
Turkey (Republic of) 10.00% 2015	15,100	9,508
Turkey (Republic of) 7.50% 2017	$9,700	11,446
Turkey (Republic of) 6.75% 2018	3,250	3,713
Turkey (Republic of) 6.75% 2040	2,500	2,706
Russian Federation 7.85% 2018	RUB345,000	12,971
Russian Federation 7.85% 2018	235,000	8,835
Russian Federation 12.75% 2028	$2,000	3,550
Russian Federation 7.50% 20303	16,094	19,031
Colombia (Republic of) Global 10.00% 2012	1,500	1,575
Colombia (Republic of) Global 10.75% 2013	3,800	4,370
Colombia (Republic of) Global 8.25% 2014	4,000	4,862
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	13,787
Colombia (Republic of) Global 11.75% 2020	$1,936	3,005
Colombia (Republic of) Global 7.75% 2021	COP 1,780,000	1,148
Colombia (Republic of) Global 9.85% 2027	12,085,000	8,780
Colombia (Republic of) Global 10.375% 2033	$823	1,304
Colombia (Republic of) Global 7.375% 2037	4,139	5,236
United Mexican States Government, Series M10, 10.50% 2011	MXN 12,320	1,056
United Mexican States Government, Series MI10, 9.50% 2014	80,000	7,619
United Mexican States Government, Series M20, 10.00% 2024	106,500	11,232
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	7,128
United Mexican States Government, Series M30, 10.00% 2036	MXN37,000	3,831
United Mexican States Government 4.00% 204011	92,484	7,956
Argentina (Republic of) 0.117% 20122,3	$16,240	3,976
Argentina (Republic of) 7.00% 2015	9,560	9,263
Argentina (Republic of) 8.28% 20333,7	6,455	5,729
Argentina (Republic of) GDP-Linked 2035	77,377	13,812
Uruguay (Republic of) 5.00% 201811	UYU264,925	16,728
Uruguay (Republic of) 4.25% 20273,11	164,795	9,904
Polish Government, Series 0414, 5.75% 2014	PLN51,554	19,231
Polish Government, Series 1017, 5.25% 2017	2,050	741
Polish Government 6.375% 2019	$3,535	4,048
Panama (Republic of) Global 7.125% 2026	585	724
Panama (Republic of) Global 8.875% 2027	6,500	9,246
Panama (Republic of) Global 6.70% 20363	10,470	12,407
Indonesia (Republic of) 10.375% 2014	1,800	2,209
Indonesia (Republic of), Series 30, 10.75% 2016	IDR39,935,000	5,412
Indonesia (Republic of) 6.875% 20171	$1,000	1,175
Indonesia (Republic of) 6.875% 2018	5,000	5,875
Indonesia (Republic of) 6.875% 20181	3,725	4,377
Indonesia (Republic of) 6.625% 20371	2,500	2,794
Venezuela (Republic of) 10.75% 2013	6,000	6,000
Venezuela (Republic of) 8.50% 2014	1,250	1,147
Venezuela (Republic of) 7.65% 2025	8,455	5,517
Venezuela (Republic of) 9.25% 2027	9,795	7,430
Venezuela (Republic of) 9.25% 2028	2,390	1,715
South Africa (Republic of) 6.875% 2019	7,410	8,873
South Africa (Republic of) 5.50% 2020	4,950	5,433
South Korean Government 5.00% 2014	KRW11,325,000	10,945
South Korean Government 5.50% 2017	2,800,000	2,819
Croatian Government 6.75% 20191	$9,400	10,168
Croatian Government 6.375% 20211	2,810	2,928
Philippines (Republic of) 6.25% 2036	PHP293,000	6,586
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	5,389
Peru (Republic of) 7.125% 2019	$2,945	3,545
Corporación Andina de Fomento 5.75% 2017	3,000	3,317
Province of Buenos Aires 10.875% 20211,3	1,500	1,415
Dominican Republic 9.50% 20113	563	575
Dominican Republic 9.50% 20111,3	344	351
		457,150

MORTGAGE-BACKED OBLIGATIONS3 — 0.60%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	10,725	11,518
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	27,010	28,944
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.686% 20362	15,000	11,122
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.588% 20372	18,076	14,828
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	15,175	9,706
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.62% 20362	6,000	5,629
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.609% 20352	6,024	4,329
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.479% 20362	4,775	3,409
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 2.813% 20362	4,991	3,325
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	4,904	3,323
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	2,343	2,239
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	1,822	943
Citicorp Mortgage Securities, Inc. 5.50% 2035	2,319	2,331
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,220	2,091
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.308% 20352	2,132	1,953
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	2,960	1,825
		107,515

U.S. TREASURY BONDS & NOTES — 0.29%
U.S. Treasury 1.375% 2012	10,000	10,132
U.S. Treasury 3.25% 2016	20,000	21,477
U.S. Treasury 6.00% 2026	15,000	18,684
U.S. Treasury 3.875% 2040	2,500	2,289
		52,582

MUNICIPALS — 0.12%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20301	14,385	14,660
State of Texas, Sabine River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-B, Alternative Minimum Tax, 5.75% 2030 (put 2011)	2,800	2,752
State of Texas, Brazos River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-C, Alternative Minimum Tax, 5.75% 2036 (put 2011)	2,515	2,472
State of Connecticut, Mohegan Tribe of Indians, Gaming Authority Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	2,500	1,728
		21,612

ASSET-BACKED OBLIGATIONS3 — 0.03%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class D, 6.65% 2017	2,500	2,685
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20161	2,000	2,264
		4,949

Total bonds, notes & other debt instruments (cost: $15,261,306,000)		16,281,200

	Shares or
Convertible securities — 1.00%	principal amount

INFORMATION TECHNOLOGY — 0.73%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	48,933
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$32,767,000	33,381
Liberty Media Corp. 3.50% convertible notes 2031	$48,000,000	26,198
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000,000	21,719
		130,231

CONSUMER DISCRETIONARY — 0.12%
Cooper-Standard Holdings Inc. 7.00% convertible preferred1,8,10	99,687	20,923

ENERGY — 0.08%
Apache Corp., Series D, 6.00% convertible preferred 2013	230,000	15,162

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20401	$7,722,000	6,892

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20271	$5,000,000	5,050

UTILITIES — 0.00%
PPL Corp. 9.50% convertible preferred 2013, units	2,550	142

Total convertible securities (cost: $152,117,000)		178,400

Preferred securities — 1.45%

FINANCIALS — 1.24%
Ally Financial Inc., Series G, 7.00%1	32,550	30,593
Ally Financial Inc., Series 2, 8.125% preferred12	650,000	16,699
Catlin Insurance Ltd. 7.249%1,2	$30,275,000	29,064
Barclays Bank PLC 7.434%1,2	$28,126,000	28,899
JPMorgan Chase & Co., Series I, 7.90%2	$24,270,000	26,157
RBS Capital Trust II 6.425% noncumulative trust2,9	$24,535,000	17,665
Wells Fargo & Co., Series K, 7.98%2	$13,810,000	14,984
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	13,070
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	450,000	12,558
XL Capital Ltd., Series E, 6.50%2	$11,250,000	10,434
Citigroup Inc. 6.95% preferred	228,000	5,689
Citigroup Inc. 7.875% preferred	150,150	4,176
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,173
Lloyds Banking Group PLC 6.657% preference shares1,2,9	$5,000,000	3,650
		221,811

CONSUMER DISCRETIONARY — 0.21%
Gray Television, Inc., Series D, 17.00%6,8,12	$21,003,000	20,898
Las Vegas Sands Corp., Series A, 10.00%	145,900	16,443
		37,341

Total preferred securities (cost: $221,380,000)		259,152

		Value
Common stocks — 1.67%	Shares	(000)

CONSUMER DISCRETIONARY — 0.49%
Cooper-Standard Holdings Inc.1,10,12	1,224,685	$56,336
American Media, Inc.6,8,10,12	1,122,345	17,957
Ford Motor Co.12	810,210	11,173
Charter Communications, Inc., Class A12	39,810	2,160
Adelphia Recovery Trust, Series Arahova12	1,773,964	71
Adelphia Recovery Trust, Series ACC-18,12	10,643,283	1
Five Star Travel Corp.6,8,12	83,780	13
		87,711

TELECOMMUNICATION SERVICES — 0.35%
AT&T Inc.	1,000,000	31,410
American Tower Corp., Class A12	538,967	28,204
Hawaiian Telcom Holdco, Inc.12	132,439	3,378
XO Holdings, Inc.12	4,746	3
		62,995

INDUSTRIALS — 0.29%
Nortek, Inc.10,12	793,646	28,563
Delta Air Lines, Inc.12	2,368,958	21,724
Atrium Corp.6,8,12	10,987	990
United Continental Holdings, Inc.12	22,981	520
		51,797

FINANCIALS — 0.29%
Citigroup Inc.	998,169	41,564
CIT Group Inc.12	124,904	5,528
Bank of America Corp.	390,000	4,274
		51,366

MATERIALS — 0.25%
Georgia Gulf Corp.10,12	1,873,408	45,224

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.6,8,12	25,710	125

Total common stocks (cost: $237,728,000)		299,218

Warrants — 0.04%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc., warrants, expire 20171,8,10,12	169,382	4,573
Cooper-Standard Holdings Inc., warrants, expire 20171,8,10,12	26,583	718
Charter Communications, Inc., warrants, expire 20148,12	13,390	161
		5,452

TELECOMMUNICATION SERVICES — 0.01%
Hawaiian Telcom Holdco, Inc., warrants, expire 20158,12	182,146	2,365

Total warrants (cost: $45,203,000)		7,817

	Principal amount	Value
Short-term securities — 3.93%	(000)	(000)

Freddie Mac 0.12%–0.21% due 7/15/2011–2/14/2012	$242,800	$242,651
Fannie Mae 0.10%–0.18% due 10/5/2011–1/3/2012	148,100	148,033
Straight-A Funding LLC 0.20% due 7/8/20111	99,400	99,395
Johnson & Johnson 0.20% due 8/29/20111	61,000	60,992
Medtronic Inc. 0.18% due 7/13-8/25/20111	57,850	57,842
Coca-Cola Co. 0.22% due 9/2/20111	51,100	51,090
Jupiter Securitization Co., LLC 0.19% due 7/18/20111	25,000	24,997
U.S. Treasury Bills 0.02%–0.22% due 7/14–11/17/2011	15,000	14,997
Private Export Funding Corp. 0.20% due 9/20/20111	4,720	4,719

Total short-term securities (cost: $704,629,000)		704,716

Total investment securities (cost: $16,622,363,000)		17,730,503
Other assets less liabilities		187,014

Net assets		$17,917,517

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,083,431,000, which represented 33.95% of the net assets of the fund.

2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,830,134,000, which represented 10.21% of the net assets of the fund.

5Step bond; coupon rate will increase at a later date.
6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$66,980	$87,547	.49%
Revel Entertainment 12.00% 2018	2/15/2011	33,037	30,041	.17
Gray Television, Inc., Series D, 17.00%	6/26/2008	19,901	20,898	.12
American Media, Inc.	11/17/2010	18,803	17,957	.10
Atrium Corp.	4/30/2010	990	990	.01
HSW International, Inc.	12/17/2007	791	125	.00
Five Star Travel Corp.	12/17/2007	21	13	.00
Total restricted securities		$140,523	$157,571	.89%

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $342,943,000, which represented 1.91% of the net assets of the fund.
9Scheduled interest and/or principal payment was not received.
10The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
11Index-linked bond whose principal amount moves with a government price index.
12Security did not produce income during the last 12 months.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2011, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 6/30/2011
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Georgia Gulf Corp. 9.00% 2017	$90,285,000	$1,875,000	—	$92,160,000	$6,175	$98,611
Georgia Gulf Corp.	4,809,206	200,000	3,135,798	1,873,408	—	45,224
Georgia Gulf Corp. 10.75% 2016	$5,388,000	—	—	$5,388,000	440	5,657
Nortek Inc. 10.00% 2018	—	$50,485,000	—	$50,485,000	2,683	50,737
Nortek Inc. 8.50% 2021	—	$48,440,000	—	$48,440,000	281	45,049
Nortek, Inc.	793,646	—	—	793,646	—	28,563
Nortek, Inc. 11.00% 2013	$66,164,079	$9,500,000	$75,664,079	—	3,255	—
Cooper-Standard Holdings Inc.	1,139,235	85,450	—	1,224,685	—	56,336
Cooper-Standard Holdings Inc. 7.00%
convertible preferred	101,063	—	1,376	99,687	661	20,923
Cooper-Standard Holdings Inc.,
warrants, expire 2017	190,869	5,096	—	195,965	—	5,291
American Media, Inc.	—	1,122,345	—	1,122,345	—	17,957
American Media, Inc.	823,272	—	823,272	—	—	—
American Media, Inc. 13.50% 2018	—	$3,723,386	$3,723,386	—	40	—
American Media Operations, Inc.
9.00% 2013	$3,548,854	$159,698	$3,708,552	—	21	—
American Media Operations, Inc.
14.00% 2013	$45,751,556	—	$45,751,556	—	1,247	—
Clarent Hospital Corp. Liquidating Trust	576,849	—	576,849	—	—	—
					$14,803	$374,348

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of June 30, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	6/30/2011
Sales:
Brazilian reais	7/15/2011	JPMorgan Chase	$25,003	BRL40,000	$(537)
Euros	7/12/2011	JPMorgan Chase	$1,677	€1,150	10
Euros	7/13/2011	HSBC Bank	$14,933	€10,300	2
Euros	7/15/2011	UBS AG	$441	€305	(1)
Euros	7/15/2011	Barclays Bank PLC	$17,268	€12,000	(127)
Euros	7/18/2011	HSBC Bank	$1,085	€750	(2)
Euros	7/18/2011	Bank of New York Mellon	$4,340	€3,000	(8)
Euros	7/22/2011	JPMorgan Chase	$8,580	€6,000	(116)
Euros	7/27/2011	JPMorgan Chase	$64,446	€45,500	(1,485)
Euros	7/29/2011	JPMorgan Chase	$35,777	€25,000	(447)
					$(2,711)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,363,173	$274,219	$15,637,392
Bonds & notes of governments &
government agencies outside the U.S.	—	457,150	—	457,150
Mortgage-backed obligations	—	107,515	—	107,515
U.S. Treasury bonds & notes	—	52,582	—	52,582
Municipals	—	21,612	—	21,612
Asset-backed obligations	—	4,949	—	4,949
Convertible securities	15,304	163,096	—	178,400
Preferred securities	18,759	219,495	20,898	259,152
Common stocks	280,132	1	19,085	299,218
Warrants	—	7,817	—	7,817
Short-term securities	—	704,716	—	704,716
Total	$314,195	$17,102,106	$314,202	$17,730,503

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$12	$—	$12
Unrealized depreciation on open forward currency contracts	—	(2,723)	—	(2,723)
Total	$—	$(2,711)	$—	$(2,711)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2011 (dollars in thousands):

	Beginning	Transfers					Transfers	Ending
	value at	into			Net realized	Unrealized	out of	value at
	10/1/2010	Level 3†	Purchases	Sales	loss	depreciation	Level 3†	6/30/2011
Investment securities	$220,515	$41,182	$145,893	$(27,032)	$(2,560)	$(10,384)	$(53,412)	$314,202

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands):								$8,551

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,287,151
Gross unrealized depreciation on investment securities	(222,388)
Net unrealized appreciation on investment securities	1,064,763
Cost of investment securities for federal income tax purposes	16,665,740

Key to abbreviations and symbol

BRL = Brazilian reais	IDR = Indonesian rupiah	PLN = Polish zloty
COP = Colombian pesos	KRW = South Korean won	RUB = Russian ruble
€ = Euros	MXN = Mexican pesos	TRY = Turkish liras
HUF = Hungarian forints	PHP = Philippine pesos	UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0811O-S29475

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 26, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: August 26, 2011